CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues (Note 2.l)
Telecom services	$ 6,018	$ 5,674	$ 10,396
Telecom product sales	1,677	$ 1,392	$ 2,076
Video advertising, net	7,017
Total revenues	14,712	$ 7,066	$ 12,472
Cost of revenues
Telecom services	3,049	2,384	3,254
Telecom product sales	624	$ 509	$ 770
Video advertising	4,741
Total cost of revenues	8,414	$ 2,893	$ 4,024
Gross profit	6,298	4,173	8,448
Operating expenses
Research and development	1,805	1,387	1,389
Selling and marketing	2,225	1,868	2,164
General and administrative	3,459	$ 2,459	$ 3,188
Goodwill impairment, net of change in contingent earn-out considerations	3,514
Total operating expenses	11,003	$ 5,714	$ 6,741
Operating income (loss)	(4,705)	(1,541)	1,707
Financial income (expense), net	(17)	(95)	61
Income (loss) before taxes on income	(4,722)	(1,636)	1,768
Taxes on income, net (Note 11)	194	54	435
Net income (loss) from continuing operations	(4,916)	(1,690)	1,333
Income from discontinued operations	177	80	73
Net income (loss)	$ (4,739)	$ (1,610)	$ 1,406
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per ordinary share from continuing operations	$ (0.68)	$ (0.36)	$ 0.28
Basic and diluted net earnings per ordinary share from discontinued operations	0.02	0.02	0.02
Basic and diluted net income (loss) per share	$ (0.66)	$ (0.34)	$ 0.30
Weighted average number of Ordinary shares used in computing basic net earnings (loss) per share	7,174,991	4,670,964	4,659,230
Weighted average number of Ordinary shares used in computing diluted net earnings (loss) per share	7,174,991	4,670,964	4,720,966